Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Lease Commitments - Minimum annual payments
2014	$ 28,700
2015	28,704
2016	28,384
2017	28,307
2018	26,998
Thereafter	166,688
Total minimum annual payments under all noncancelable operating leases	$ 307,781